Cover	Jul. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2026
Entity File Number	333-291007
Entity Registrant Name	T. ROWE PRICE ACTIVE CRYPTO ETF
Entity Central Index Key	0002089855
Entity Tax Identification Number	39-4422405
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o T. Rowe Price Associates, Inc.
Entity Address, Address Line Two	1307 Point Street,
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21231
City Area Code	410
Local Phone Number	345-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	T. Rowe Price Active Crypto ETF
Trading Symbol	TKNZ
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable